Derivative and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Balance Sheet as of June 30, 2016 and December 31, 2015:

(In thousands)	Balance Sheet Location	June 30, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Interest rate swaps (GBP)	Derivatives assets, at fair value	$—	$567
Interest rate swaps (GBP)	Derivatives liabilities, at fair value	(11,443)	(3,313)
Interest rate swaps (EUR)	Derivatives liabilities, at fair value	(4,942)	(2,715)
Total		$(16,385)	$(5,461)
Derivatives not designated as hedging instruments:
Foreign currency forwards (EUR-USD)	Derivative assets, at fair value	$1,014	$1,113
Foreign currency forwards (GBP-USD)	Derivative assets, at fair value	2,990	1,090
Interest rate swaps (EUR)	Derivatives liabilities, at fair value	(860)	—
Cross currency swaps (GBP)	Derivative assets, at fair value	948	509
Cross currency swaps (EUR)	Derivative assets, at fair value	1,607	2,533
Total		$5,699	$5,245

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2015 and 2014:

		December 31,
(In thousands)	Balance Sheet Location	2015	2014
Derivatives designated as hedging instruments:
Interest rate swaps (GBP)	Derivative assets, at fair value	$567	$18
Cross currency swaps (GBP)	Derivative assets, at fair value	—	4,517
Cross currency swaps (EUR)	Derivative assets, at fair value	—	7,219
Interest rate swaps (GBP)	Derivative liabilities, at fair value	(3,313)	(4,353)
Interest rate swaps (EUR)	Derivative liabilities, at fair value	(2,715)	(1,315)
Cross currency swaps (GBP)	Derivative liabilities, at fair value	—	(447)
Total		$(5,461)	$5,639
Derivatives not designated as hedging instruments:
Foreign currency forwards (EUR-USD)	Derivative assets, at fair value	$1,113	$736
Foreign currency forwards (GBP-USD)	Derivative assets, at fair value	1,090	1,148
Cross currency swaps (GBP)	Derivative assets, at fair value	509	—
Cross currency swaps (EUR)	Derivative assets, at fair value	2,533	—
Total		$5,245	$1,884

Offsetting Assets
The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of June 30, 2016 and December 31, 2015. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the accompanying consolidated balance sheets.

					Gross Amounts Not Offset on the Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset on the Balance Sheet	Net Amounts of Assets (Liabilities) presented on the Balance Sheet	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
June 30, 2016	$6,559	$(17,245)	$—	$(10,686)	$—	$—	$(10,686)
December 31, 2015	$5,812	$(6,028)	$—	$(216)	$—	$—	$(216)

The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of December 31, 2015 and 2014. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the accompanying consolidated balance sheets.

					Gross Amounts Not Offset on the Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset on the Balance Sheet	Net Amounts of Assets (Liabilities) presented on the Balance Sheet	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
December 31, 2015	$5,812	$(6,028)	$—	$(216)	$—	$—	$(216)
December 31, 2014	$13,638	$(6,115)	$—	$7,523	$—	$—	$7,523

Schedule of Interest Rate Derivatives
As of June 30, 2016 and December 31, 2015, the Company had the following outstanding interest rate swaps that were designated as cash flow hedges of interest rate risk:

	June 30, 2016		December 31, 2015
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate swaps (GBP)	27	$631,357	27	$697,925
Interest rate swaps (EUR)	14	536,202	16	561,282
Total	41	$1,167,559	43	$1,259,207

As of December 31, 2015 and 2014, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

	December 31, 2015		December 31, 2014
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate swaps (GBP)	27	$697,925	20	$371,225
Interest rate swaps (EUR)	16	561,282	10	282,999
Total	43	$1,259,207	30	$654,224

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the three and six months ended June 30, 2016 and 2015.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2016	2015	2016	2015
Amount of (loss) gain recognized in accumulated other comprehensive income (loss) from derivatives (effective portion)	$(5,071)	$1,694	$(14,661)	$13,209
Amount of loss reclassified from accumulated other comprehensive income (loss) into income as interest expense (effective portion)	$(1,333)	$(906)	$(2,591)	$(1,727)
Amount of loss recognized in income on derivative instruments (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(461)	$(62)	$(492)	$(65)

The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2015, 2014 and 2013.

	Year Ended December 31,
(In thousands)	2015	2014	2013
Amount of gain (loss) recognized in accumulated other comprehensive (loss) income from derivatives (effective portion)	$8,800	5,670	$(1,901)
Amount of loss reclassified from accumulated other comprehensive income (loss) into income as interest expense (effective portion)	$(4,166)	(2,087)	$(123)
Amount of loss recognized in income on derivative instruments (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(371)	—	$—

Schedule of Derivative Instruments
As of December 31, 2015, the Company did not have any outstanding derivative instruments designated as net investment hedges. The Company had the following outstanding cross currency swaps that were used to hedge its net investments in foreign operations at December 31, 2014:

	December 31, 2014
Derivatives	Number of Instruments (1)		Notional Amount (1)
			(In thousands)
Cross currency swaps (GBP-USD)	5		$107,623
Cross currency swaps (EUR-USD)	10	—	134,285
Total	15		$241,908
____________________________________

(1)	Payments and obligations pursuant to these foreign currency swap agreements are guaranteed by the Company, ARC Global Holdco, LLC and the OP.

Disclosure of Credit Derivatives
As of June 30, 2016 and December 31, 2015, the Company had the following outstanding derivatives that were not designated as hedges under qualifying hedging relationships.

	June 30, 2016		December 31, 2015
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Foreign currency forwards (GBP - USD)	33	$20,610	40	$6,628
Foreign currency forwards (EUR - USD)	19	29,859	15	6,139
Cross currency swaps (GBP - USD)	7	66,978	9	82,843
Cross currency swaps (EUR - USD)	5	101,660	5	99,847
Interest rate swaps (EUR)	2	35,269	—	—
Total	66	$254,376	69	$195,457

As of December 31, 2015 and 2014, the Company had the following outstanding derivatives that were not designated as hedges under qualifying hedging relationships.

	December 31, 2015		December 31, 2014
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Foreign currency forwards (GBP - USD)	40	$6,628	80	$13,664
Foreign currency forwards (EUR - USD)	15	6,139	31	12,699
Cross currency swaps (GBP - USD)	9	82,843	—	—
Cross currency swaps (EUR - USD)	5	99,847	—	—
Total	69	$195,457	111	$26,363